Derivative financial and operating assets and liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on hedges of net investments in foreign operations, net of tax	€ 33	€ (12)	€ 100
Fair value hedges: | Interest rate risk management
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets held for hedging	8,000
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	68
Cash flow hedges:
Disclosure of detailed information about hedging instruments [line items]
Ineffectiveness and discontinued hedges	€ (48)	€ 4	€ (6)
Cash flow hedges: | Currency risk management
Disclosure of detailed information about hedging instruments [line items]
Projected future cash flows from trading activities, hedging period to manage risk	24 months
Cash flow hedges: | Commodity price risk management
Disclosure of detailed information about hedging instruments [line items]
Projected future cash flows from trading activities, hedging period to manage risk	36 months